Consolidated Balance Sheets - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
ASSETS
Cash and due from banks (Note 9)	¥ 4,391,530	¥ 60,050,640
Interest-earning deposits in other banks (Note 9)	105,631,633	53,989,863
Cash, due from banks and interest-earning deposits in other banks	110,023,163	114,040,503
Call loans and funds sold	1,738,416	1,802,463
Receivables under resale agreements (Note 15)	18,495,497	14,058,963
Receivables under securities borrowing transactions (Note 15)	5,000,989	4,555,748
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥11,407,569 and ¥7,370,330 in 2023 and 2024) (including ¥19,691,210 and ¥19,716,612 measured at fair value under the fair value option in 2023 and 2024) (Notes 9, 15, 23 and 31)	49,745,992	46,168,461
Investment securities (Notes 3, 9 and 31):
Available-for-sale debt securities (including assets pledged that secured parties are permitted to sell or repledge of ¥6,277,947 and ¥6,086,602 in 2023 and 2024)	31,395,372	35,740,802
Held-to-maturity debt securities (including assets pledged that secured parties are permitted to sell or repledge of ¥8,264,085 and ¥7,345,438 in 2023 and 2024) (fair value of ¥21,386,156 and ¥24,557,514 in 2023 and 2024)	24,843,962	21,520,081
Equity securities (including assets pledged that secured parties are permitted to sell or repledge of ¥724 and ¥474 in 2023 and 2024) (including ¥4,619,120 and ¥5,648,879 in 2023 and 2024 measured at fair value)	6,132,092	5,001,048
Total investment securities	62,371,426	62,261,931
Loans, net of unearned income, unamortized premiums and deferred loan fees (including assets pledged that secured parties are permitted to sell or repledge of ¥144,288 and ¥124,818 in 2023 and 2024) (Notes 4 and 9)	127,936,495	119,955,460
Allowance for credit losses (Note 4)	(1,366,221)	(1,272,898)
Net loans	126,570,274	118,682,562
Premises and equipment—net (Notes 5 and 7)	873,027	860,578
Customers’ acceptance liability	430,221	378,525
Intangible assets—net (Notes 2 and 6)	1,298,966	1,174,223
Goodwill (Notes 2 and 6)	490,344	296,772
Other assets (net of allowance for credit losses of ¥15,918 and ¥16,757 at March 31, 2023 and 2024) (Notes 7, 8, 9, 13, 14 and 31)	20,398,146	17,455,004
Total assets	397,436,461	381,735,733
Deposits (Notes 9 and 10):
Domestic offices, non-interest-bearing	36,105,211	35,186,603
Domestic offices, interest-bearing	147,169,199	147,716,037
Overseas offices, non-interest-bearing	2,682,164	2,617,346
Overseas offices, interest-bearing	60,460,810	49,756,795
Total deposits	246,417,384	235,276,781
Call money, funds purchased	5,094,171	3,437,614
Payables under repurchase agreements (Notes 9, 15 and 16)	35,710,750	40,132,459
Payables under securities lending transactions (Notes 9, 15 and 16)	1,016,931	1,137,693
Due to trust account and other short-term borrowings (including ¥49,555 and ¥54,159 measured at fair value under the fair value option in 2023 and 2024) (Notes 9, 12 and 31)	15,796,947	14,309,258
Trading account liabilities (Notes 15, 23 and 31)	16,587,151	14,178,275
Bank acceptances outstanding	430,221	378,525
Long-term debt (including ¥431,338 and ¥234,909 measured at fair value under the fair value option in 2023 and 2024) (Notes 7, 9, 12 and 31)	39,922,322	39,071,755
Other liabilities (Notes 1, 7, 8, 9, 13, 14, 15, 16, 26 and 31)	17,983,371	17,347,206
Total liabilities	378,959,248	365,269,566
Commitments and contingent liabilities (Notes 24 and 26)
Mitsubishi UFJ Financial Group shareholders’ equity:
Capital stock (Notes 17 and 18)—common stock authorized, 33,000,000,000 shares; common stock issued, 12,687,710,920 shares and 12,337,710,920 shares at March 31, 2023 and 2024, with no stated value	2,090,270	2,090,270
Capital surplus (Note 18)	4,636,097	4,902,155
Retained earnings (Notes 19 and 33):
Appropriated for legal reserve	239,571	239,571
Unappropriated retained earnings	9,072,572	8,169,710
Accumulated other comprehensive income, net of taxes (Note 20)	2,221,263	844,192
Treasury stock, at cost—665,392,775 common shares and 610,482,347 common shares at March 31, 2023 and 2024	(614,111)	(482,552)
Total Mitsubishi UFJ Financial Group shareholders’ equity	17,645,662	15,763,346
Noncontrolling interests	831,551	702,821
Total equity	18,477,213	16,466,167
Total liabilities and equity	397,436,461	381,735,733
Other short-term borrowings	11,137,491	8,438,014
Consolidated VIEs
ASSETS
Cash and due from banks (Note 9)	10,146	8,243
Interest-earning deposits in other banks (Note 9)	34,166	52,031
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥11,407,569 and ¥7,370,330 in 2023 and 2024) (including ¥19,691,210 and ¥19,716,612 measured at fair value under the fair value option in 2023 and 2024) (Notes 9, 15, 23 and 31)	1,266,293	1,367,928
Investment securities (Notes 3, 9 and 31):
Total investment securities	2,320,543	2,076,737
Net loans	17,514,131	16,598,585
All other assets	1,463,239	998,096
Total assets	22,608,518	21,101,620
Deposits (Notes 9 and 10):
Total deposits	0	0
Long-term debt (including ¥431,338 and ¥234,909 measured at fair value under the fair value option in 2023 and 2024) (Notes 7, 9, 12 and 31)	379,017	406,429
All other liabilities	131,066	163,075
Total liabilities	556,291	614,936
Retained earnings (Notes 19 and 33):
Other short-term borrowings	¥ 46,208	¥ 45,432